Personnel expenses - Employees by age distribution (Details) - employee	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Number of employees	244	238	250
Number of employees under the age of 30 years	12	13	16
Number of employees between 30 and 50 years	127	127	142
Number of employees over 50 years	105	98	92